Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued operations
Discontinued operations

Note 5 – Discontinued operations

On June 26, 2019, the Company entered a share transfer agreement to sell all of its shares in Tantech Energy to an unrelated third party with a consideration of RMB 6,500,000 (approximately US$941,000). The Company completed the disposition process in July 2019. The Company recorded a loss of $569,891 on disposal of Tantech Energy which was included in the loss from disposal of discontinued operations on statements of comprehensive income (loss).

During the year ended December 31, 2018, the Company closed the business operation of Lishui Zhongzhu and Tantech Babiku, due to business strategy change.

The aggregated financial results of the discontinued business are set forth below:

	Year ended	For the period	Year ended
	December 31,	from January 1 to	December 31,
	2020	July 31, 2019	2018
Revenue	$—	$3,803,430	$9,107,922
Cost of revenues	—	4,048,640	9,116,707
Gross loss	—	(245,210)	(8,785)
Operating expenses	—	629,525	3,164,918
(Reversal of) Bad debt provision	—	(1,144,417)	(1,477,631)
Income (loss) from operations	—	269,682	(1,696,072)
Other income, net	—	797	1,779,439
Income before income taxes	—	270,479	83,367
Income taxes	—	—	—
Income from discontinued operations, net of tax	$—	$270,479	$83,367